Insider Trading Arrangements	3 Months Ended
Dec. 31, 2023
Trading Arrangements, by Individual
Rule 10b5-1 Arrangement Adopted	false
Non-Rule 10b5-1 Arrangement Adopted	false
Rule 10b5-1 Arrangement Terminated	false
Non-Rule 10b5-1 Arrangement Terminated	false